LONG-TERM DEBT - OTHERS	12 Months Ended
Dec. 31, 2023
Loans Payable [Abstract]
LONG-TERM DEBT - OTHERS
NOTE 11:  LONG-TERM DEBT - OTHERS

A. Composition

As of December 31, 2023 and 2022:

Details	2023	2022
Long-term JPY loans - principal amount - see Notes 11B and 11C below	$102,491	$83,368
Capital leases and other long-term liabilities - see Note 11D below	119,310	159,656
Operating leases - see Note 11E below	9,762	10,355
Less - current maturities	(58,952)	(43,310)
	$172,611	$210,069

B. Repayment Schedule of Long-term JPY Loans

As of December 31, 2023:

Details	Interest Rate	2024	2025	2026	2027	Total
Long-term 2021 JPY loan	1.95%	$11,108	$22,215	$22,215	$22,215	$77,753
Long-term 2023 JPY loan	1.95%	3,534	7,068	7,068	7,068	24,738
Total long-term JPY loans		$14,642	$29,283	$29,283	$29,283	$102,491

C. Long-term JPY Loans

In December 2021, TPSCo refinanced its then existing loan with an 11 billion JPY (approximately $78,000 as of December 31, 2023) asset-based loan with a consortium of financial institutions consisting of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc., (iii) Taishin International Bank Co., Ltd. Tokyo Branch, and (iv) BOT lease Co. Ltd. (“2021 JPY Loan”). The 2021 JPY Loan carries a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from December 2024 until December 2027. The 2021 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

In September 2023, TPSCo entered into a term loan agreement with JA Mitsui Leasing Ltd. for an additional 3.5 billion JPY (approximately $25,000 as of December 31, 2023) term loan (“2023 JPY Loan”). The 2023 JPY Loan carries a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from September 2024 until September 2027. The 2023 JPY Loan is secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

The 2021 JPY Loan and 2023 JPY Loan contain certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JPY Loans are not guaranteed by Tower, NTCJ, or any of their affiliates.

As of December 31, 2023, TPSCo maintained compliance with all of the financial covenants under the 2021 JPY Loan and 2023 JPY Loan.

D. Capital Lease Agreements and Other Long-term Liabilities

Certain of the Company’s subsidiaries enter into capital lease agreements from time to time for certain machinery and equipment, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements are denominated in JPY and contain annual interest rates of approximately 2%, and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary acquires the assets. The obligations under the capital lease agreements are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements (see also Note 14B).

TPSCo leases its facility buildings in Japan from NTCJ under a long-term capital lease with a term through at least March 2032.

As of December 31, 2023 and 2022, the Company’s total outstanding capital lease liabilities for fixed assets were $118,272 and $158,114, respectively, of which $40,330 and $39,610, respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2023:

Fiscal Year	Amount ($)
2024	$42,786
2025	28,468
2026	26,442
2027	7,178
2028	4,559
2029 and on	14,817
Total	124,250
Less - imputed interest	(4,940)
Total	$119,310

E. Operating Lease Agreements

The Company enters into operating leases from time to time for office space, operating facilities and vehicles. Operating lease cost for the years ended December 31, 2023, 2022 and 2021 was $4,807, $5,867 and $7,535, respectively. During 2023, cash paid for operating lease liabilities was $4,516.

The following presents the composition of operating leases in the balance sheets:

Details	Classification in the Consolidated Balance Sheets	December 31, 2023	December 31, 2022
ROU - assets under operating leases	Deferred tax and other long-term assets, net	$9,762	$10,355
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,450	$3,171
Long-term operating lease liabilities	Long-term debt	6,312	7,184
Total operating lease liabilities		$9,762	$10,355
Weighted average remaining lease term (years)		3.3	4.3
Weighted average discount rate		1.94%	1.94%

The following presents the maturity presentation of operating lease liabilities as of December 31, 2023:

Fiscal Year	Amount ($)
2024	$3,511
2025	3,197
2026	2,539
2027	707
Total	9,954
Less - imputed interest	(192)
Total	$9,762

F.  Wells Fargo Credit Line

TSNB was engaged in prior years in an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a secured asset-based revolving credit line in the total amount of up to $70,000. The Company did not wish to extend the credit line agreement for an additional term, therefore it expired in September 2023 according to its term.